8. Project Assets	12 Months Ended
Dec. 31, 2019
Project Assets
Project Assets
8.	Project Assets, net

Project assets as of December 31, 2019 and 2018 consist of the following:

	December 31,	December 31,
	2019	2018
Project assets completed for sale	$17,847	$21,215
Project assets under development	16,490	19,807
Total project assets	34,337	41,022
Current, net of impairment loss	$17,842	$24,654
Noncurrent, net of impairment loss	$16,495	$16,368

During the years ended December 31, 2019, 2018 and 2017, impairment losses of $2,455, $nil and $687 were recorded for certain project assets held for development and sale from continuing operations, respectively. The impairment provided for the year ended December 31, 2019 is mainly for the project assets located in Japan.

During the years ended December 31, 2019, 2018 and 2017, the Group recognized total revenue from sales of PV project assets and sales of pre-development solar projects of $6,728, $26,603 and $6,042 from continuing operations, respectively, and cost of $7,703, $23,418 and $6,229 from continuing operations were recognized accordingly.